Intangible Assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 6,140,438	R$ 6,434,610
Additions	(158,203)	(171,877)
Disposals	(2,204)	(4,174)
Transfers	544	9,929
Monetary correction hyperinflation	294,191	331,117
Exchange rate variation	398,445	(459,167)
Ending balance	6,673,211	6,140,438
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	7,363,998	7,765,727
Additions	158,945	167,600
Disposals	(277,949)	(360,902)
Transfers	544	9,929
Monetary correction hyperinflation	419,288	402,094
Exchange rate variation	567,617	(620,450)
Ending balance	8,232,443	7,363,998
Gross carrying amount [member] | Goodwill For Future Profitability [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,390,938	3,474,103
Additions
Disposals
Transfers
Monetary correction hyperinflation	92,444	96,843
Exchange rate variation	287,880	(180,008)
Ending balance	3,771,262	3,390,938
Gross carrying amount [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,873,253	1,881,199
Additions
Disposals	(156)
Transfers
Monetary correction hyperinflation	109,314	114,516
Exchange rate variation	23,855	(122,462)
Ending balance	2,006,266	1,873,253
Gross carrying amount [member] | Non Compete Agreement [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	54,892	57,426
Additions	737	465
Disposals	(8,436)
Transfers
Monetary correction hyperinflation
Exchange rate variation	9,826	(2,999)
Ending balance	57,019	54,892
Gross carrying amount [member] | Outgrowers Relationship [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	517	517
Additions
Disposals	(517)
Transfers
Monetary correction hyperinflation
Exchange rate variation
Ending balance		517
Gross carrying amount [member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
IfrsStatementLineItems [Line Items]
Beginning balance	4,129	4,878
Additions
Disposals	(2)	(675)
Transfers
Monetary correction hyperinflation	1,034	1,335
Exchange rate variation	225	(1,409)
Ending balance	5,386	4,129
Gross carrying amount [member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,217,742	1,340,251
Additions
Disposals
Transfers
Monetary correction hyperinflation	205,074	156,141
Exchange rate variation	231,794	(278,650)
Ending balance	1,654,610	1,217,742
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Beginning balance	787,048	930,090
Additions	474	140
Disposals	(267,404)	(357,470)
Transfers	154,051	214,757
Monetary correction hyperinflation	11,992	33,916
Exchange rate variation	14,047	(34,385)
Ending balance	700,208	787,048
Gross carrying amount [member] | Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Beginning balance	35,479	77,263
Additions	157,734	166,995
Disposals	(1,434)	(2,757)
Transfers	(153,507)	(204,828)
Monetary correction hyperinflation	(570)	(657)
Exchange rate variation	(10)	(537)
Ending balance	37,692	35,479
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(1,223,560)	(1,331,117)
Additions	(317,148)	(339,477)
Disposals	275,745	356,728
Transfers
Monetary correction hyperinflation	(125,097)	(70,977)
Exchange rate variation	(169,172)	161,283
Ending balance	(1,559,232)	(1,223,560)
Accumulated depreciation and amortisation [member] | Non Compete Agreement [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(47,841)	(39,336)
Additions	(5,236)	(11,353)
Disposals	8,436
Transfers
Monetary correction hyperinflation
Exchange rate variation	(9,827)	2,848
Ending balance	R$ (54,468)	R$ (47,841)
Average rate	41.22%	46.01%
Accumulated depreciation and amortisation [member] | Outgrowers Relationship [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	R$ (419)	R$ (347)
Additions	(49)	(72)
Disposals	468
Transfers
Monetary correction hyperinflation
Exchange rate variation
Ending balance		R$ (419)
Average rate		16.45%
Accumulated depreciation and amortisation [member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
IfrsStatementLineItems [Line Items]
Beginning balance	R$ (3,195)	R$ (3,824)
Additions	(566)	(448)
Disposals		675
Transfers
Monetary correction hyperinflation	(230)	(834)
Exchange rate variation	(159)	1,236
Ending balance	R$ (4,150)	R$ (3,195)
Average rate	8.47%	8.52%
Accumulated depreciation and amortisation [member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	R$ (635,655)	R$ (622,106)
Additions	(131,595)	(101,575)
Disposals
Transfers
Monetary correction hyperinflation	(119,784)	(48,487)
Exchange rate variation	(147,236)	136,513
Ending balance	R$ (1,034,270)	R$ (635,655)
Average rate	6.94%	6.67%
Accumulated depreciation and amortisation [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Beginning balance	R$ (536,450)	R$ (665,504)
Additions	(179,702)	(226,029)
Disposals	266,841	356,053
Transfers
Monetary correction hyperinflation	(5,083)	(21,656)
Exchange rate variation	(11,950)	20,686
Ending balance	R$ (466,344)	R$ (536,450)
Average rate	32.79%	43.58%